Share-based Payments - Summary of Vesting Details of Free Shares (Detail) - Free Shares [member] - EUR (€)	May 18, 2015	Jan. 08, 2015	Mar. 19, 2014	Mar. 19, 2013	Sep. 18, 2012
Vesting Period One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date					Sep. 18, 2012
Vesting period (years)					2 years
Number of Free shares granted					102,099
Share entitlement per Free share					1
Grant date share fair value (in euros per share)					€ 5.37
Expected dividends					0.00%
Vesting Period Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date				Mar. 19, 2013
Vesting period (years)				2 years
Number of Free shares granted				102,000
Share entitlement per Free share				1
Grant date share fair value (in euros per share)				€ 6.86
Expected dividends				0.00%
Vesting Period Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date			Mar. 19, 2014
Vesting period (years)			2 years
Number of Free shares granted			100,000
Share entitlement per Free share			1
Grant date share fair value (in euros per share)			€ 6.16
Expected dividends			0.00%
Vesting Period Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date		Jan. 08, 2015
Vesting period (years)		2 years
Number of Free shares granted		50,000
Share entitlement per Free share		1
Grant date share fair value (in euros per share)		€ 19.10
Expected dividends		0.00%
Vesting Period Five [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date	May 18, 2015
Vesting period (years)	2 years
Number of Free shares granted	426,300
Share entitlement per Free share	1
Grant date share fair value (in euros per share)	€ 28.17
Expected dividends	0.00%
Vesting Period Six [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date	May 18, 2015
Vesting period (years)	4 years
Number of Free shares granted	24,100
Share entitlement per Free share	1
Grant date share fair value (in euros per share)	€ 28.17
Expected dividends	0.00%